Other Assets, Net (Tables)	12 Months Ended
Dec. 31, 2017
OTHER ASSETS, NET [Abstract]
Other Assets, Net

	As of December 31, (in thousands)
	2016	2017
Loans between Changyou and Sohu (Note 27)	$—	$76,520
Deferred tax assets, net	7,952	10,100
Employee advance	1,953	8,873
Others	129	155

Total	$10,034	$95,648